FAIR VALUE OF FINANCIAL INSTRUMENTS- Allocation of Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Hedging, financial assets	$ 701	$ 507
Hedging, financial liabilities	253	393
Preferred shares	$ 20	$ 20